Financial Instruments and Risk Management	12 Months Ended
Dec. 31, 2021
Financial Instruments and Risk Management
Financial Instruments and Risk Management

Note 5. Financial Instruments and Risk Management

Financial risk management and risk management framework

In terms of financial risks, the Company has exposure to liquidity risk and market risk comprising foreign exchange risk. This note presents information about the Company’s exposure to each of the above risks together with the Company’s objectives, policies and processes for measuring and managing risks. The Company’s Board of Directors monitors each of these risks on a regular basis and implements policies as and when they are required. Details of the current risk management policies are provided below.

Liquidity risk

The exposure to liquidity risk primarily relates to the risk of failure to meet the Company’s obligations when they become due, which could happen if current assets are not enough to cover the amount of short-term liabilities. The Company has been dependent on its shareholders to fund its operations. The Company’s ability to continue as a going concern is dependent on its ability to raise financing to enable it to complete its product development and clinical trials. Management has determined that there is not substantial doubt about the Company’s ability to continue as a going concern for one year from the latest balance sheet date.

As of December 31, 2021 and December 31, 2020, our available liquidity, comprised of cash and cash equivalents, was $32.2 million and $5.8 million, respectively and our total equity was $32.4 million and $7.0 million, respectively.

On February 5, 2021, the Company completed our initial public offering through which we issued and sold 3,000,000 ADSs, each of which represents one ordinary share, at a price to the public of $10.00 per ADS. We received aggregate net proceeds of $25.3 million from the initial public offering, after deducting the underwriting discounts and commissions and offering expenses payable by us. Upon the completion of the initial public offering, our registered, issued, and outstanding share capital was nominal DKK 19,198,668 divided into 19,198,668 ordinary shares of DKK 1 each.

On November 9, 2021, we completed a follow-on public offering through which we issued and sold 3,942,856 ADSs, each of which represents one ordinary share, at a price to the public of $7.00 per ADS. The shares issued were inclusive of the 514,285 ADSs issued to the underwriters pursuant to the full exercise of their option to purchase additional shares on November 5, 2021. We received aggregate net proceeds of $24.9 million from the follow-on public offering, which includes the funds received for the additional shares issued to the underwriters, after deducting the underwriting discounts and commissions and offering expenses payable by us. Upon the completion of the follow-on public offering, the Company’s registered, issued, and outstanding share capital was nominal DKK 23,141,524.

At year end, due to warrant exercise, the outstanding share capital was nominal DKK 23,203,808.

We expect that the net proceeds from our initial public offering, our cash and cash equivalents will be sufficient to fund our operating expenses and capital expenditure requirements through at least 12 months subsequent to the issuance of this annual report.

The Company’s approach to managing liquidity is to ensure, as far as possible, that it will have sufficient liquidity to meet its liabilities when they are due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to their reputation.

The following are the contractual undiscounted outflows associated with the Company’s financial liabilities in the current and prior year:

	December 31, 2021
	(USD in thousands)
	Carrying	Contractual
	amount	cash flows	<1 year	1 – 5 years	>5 years	Total
Loan from lessor (1)	$1,170	$1,458	$192	$769	$497	$1,458
Lease liabilities	2,520	3,698	326	1,223	2,149	3,698
Trade payables	2,848	2,848	2,848	—	—	2,848
Provisions	153	153	—	—	153	153
Other payables	46	46	46	—	—	46
Total	$6,737	$8,203	$3,412	$1,992	$2,799	$8,203

(1)	The loan amount as of December 31, 2021 is still subject to possible minor adjustment. Further information is provided in Note 17.

	December 31, 2020
	(USD in thousands)
	Carrying	Contractual
	amount	cash flows	<1 year	1 – 5 years	>5 years	Total
Lease liabilities	$20	$20	$20	$—	$—	$20
Trade payables	3,673	3,673	3,673	—	—	3,673
Other payables	180	180	180	—	—	180
Total	$3,873	$3,873	$3,873	$—	$—	$3,873

The financial liabilities include estimated or contractual interest rate payments.

Market risk

Market risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices. The type of market risk that impacts the Company is currency risk. The Company does not currently have any loans or holdings that have variable interest rate. Accordingly, the Company is not exposed to material interest rate risk.

Foreign currency risk

Foreign currency risk is the risk that the fair value or future cash flows of an exposure will fluctuate because of changes in foreign exchange rates. The primary exposure derives from the Company’s operating expenses paid in foreign currencies, mainly USD and Australian dollars. This exposure is known as transaction exposure. Any reasonable or likely movements in foreign exchange rates would not have a material impact on the Company’s operating results. The Company’s policy for managing foreign currency risks is to convert cash received from financing activities to currencies consistent with the Company’s expected cash outflows.

Credit risk

Credit risk is the risk that a counterparty will not meet its obligations under a financial instrument, leading to a financial loss for the Company. The Company’s exposure to credit risk is limited to deposits with banks with high credit ratings. Accordingly, the Company does not have material credit risk and no provision for credit risk is recognized.

Capital management

The Company’s objectives when managing capital are to safeguard the Company’s ability to continue as a going concern in order to provide returns for shareholders and benefits for other stakeholders and to maintain an optimal capital structure to reduce the cost of capital.

The Company raises capital from the issue of equity, grants or convertible loan notes. On a regular basis, management receives financial and operational performance reports that enable management to assess the adequacy of resources on hand and the Company’s liquidity position to determine future financing needs.

Fair values

Financial instruments measured at fair value in the statements of financial position are grouped into three levels of fair value hierarchy. This grouping is determined based on the lowest level of significant inputs used in fair value measurement, as follows:

1.	Level I – quoted prices in active markets for identical assets or liabilities.
2.	Level II – inputs other than quoted prices included within Level I that are observable for the instrument, either directly (i.e. as prices) or indirectly (i.e. derived from prices).
3.	Level III – inputs for instrument that are not based on observable market data (unobservable inputs).

There were no financial assets and liabilities measured at fair value on a recurring basis by level within the fair value hierarchy as of December 31, 2021 and 2020.

Convertible debt instruments

The Company’s convertible debt instruments are Level III financial instruments and are carried at fair value through profit and loss. The convertible debt instruments were valued based on the present value of a probability weighting of the mutually exclusive settlement alternatives. Key inputs for this valuation were: (i) the exchange rate between USD and DKK, (ii) the discount rate on the issuance, (iii) the probability of a qualifying financing event and (iv) the Company’s share price. The most significant assumptions used in the valuation were the: Company’s share price, the probability of a qualifying financing event, the discount rate and the USD to DKK exchange rate. An increase or decrease in the key input ranging from 10 percent, depending on the input analyzed, would not result in a material change in the fair value of the convertible debt instruments. There were no transfers into or out of any classification of financial instruments in any period

See Note 20 for the change in fair value of convertible debt during the year ended December 31, 2019.